Debt, revolving credit facilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Revolving credit
Borrowing rate, description	Borrowings under the revolving credit facilities bear interest at LIBOR plus a contractual spread based on TDS’ credit rating or, at TDS’ or U.S. Cellular’s option, respectively, an alternate “Base Rate” as defined in the revolving credit agreement. TDS may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
TDS Parent Company
Revolving credit
Maximum borrowing capacity	$ 400.0
Letters of credit outstanding	0.2
Amount available for use	399.8
Fees on borrowing capacity, rate	0.38%
LIBOR	0.30%
Contracutal spread	0.20%
Borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	0.50%	[1]
Range of commitment fees - low	0.20%	[2]
Range of commitment fees - high	0.45%	[2]
Fees recognized	1.5		4.8	7.0
Agreement date	December 2010
Maturity date	December 2015
U.S. Cellular
Revolving credit
Maximum borrowing capacity	300.0
Letters of credit outstanding	0.2
Amount available for use	299.8
Fees on borrowing capacity, rate	0.41%
LIBOR	0.30%
Contracutal spread	0.20%
Borrowing rate: One-month London InterBank Offered Rate ("LIBOR") plus contractual spread	0.50%	[1]
Range of commitment fees - low	0.20%	[2]
Range of commitment fees - high	0.45%	[2]
Fees recognized	1.2		3.8	5.9
Agreement date	December 2010
Maturity date	December 2015
Revolving credit facility | TDS Parent Company
Revolving credit
Debt issuance cost	$ 8.6

[1]	Borrowings under the revolving credit facilities bear interest at LIBOR plus a contractual spread based on TDS’ credit rating or, at TDS’ or U.S. Cellular’s option, respectively, an alternate “Base Rate” as defined in the revolving credit agreement. TDS may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by TDS and approved by the lenders). If TDS or U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.
[2]	The revolving credit facilities have commitment fees based on the senior unsecured debt ratings assigned to TDS and U.S. Cellular by certain ratings agencies.